Summary of Impact on Previously Reported Financial Statement Balances Due to Adoption, Statements of Operation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization of deferred acquisition costs	$ 90,557		$ 89,899		$ 91,664		$ 92,463		$ 100,392		$ 104,045		$ 104,851		$ 109,602		$ 364,583		$ 362,390		$ 355,986
Commissions, premium taxes, and non-deferred acquisition expenses																	216,216	[1]	209,827	[1]	222,126	[1]
Income taxes																	226,166		246,475		179,297
Income from continuing operations	122,839		131,256		142,781		100,740		148,955		138,097		119,848		115,393		497,616		504,095		364,273
Net income	122,839		131,400		142,781		100,141		154,808		114,531		126,049		121,676		497,161		498,866	[2]	383,174
Basic net income per share:
Continuing operations	$ 1.21	[3]	$ 1.25	[3]	$ 1.29	[3]	$ 0.87	[3]	$ 1.24	[3]	$ 1.14	[3]	$ 0.97	[3]	$ 0.93	[3]	$ 4.60	[4]	$ 4.13	[4]	$ 2.93	[4]
Net income	$ 1.21	[3]	$ 1.25	[3]	$ 1.29	[3]	$ 0.86	[3]	$ 1.29	[3]	$ 0.95	[3]	$ 1.02	[3]	$ 0.98	[3]	$ 4.59	[4]	$ 4.09	[4]	$ 3.08	[4]
Diluted net income per share:
Continuing operations	$ 1.20	[3]	$ 1.25	[3]	$ 1.27	[3]	$ 0.85	[3]	$ 1.23	[3]	$ 1.13	[3]	$ 0.97	[3]	$ 0.92	[3]	$ 4.53	[4]	$ 4.09	[4]	$ 2.93	[4]
Net income	$ 1.20	[3]	$ 1.25	[3]	$ 1.27	[3]	$ 0.84	[3]	$ 1.28	[3]	$ 0.94	[3]	$ 1.02	[3]	$ 0.97	[3]	$ 4.53	[4]	$ 4.05	[4]	$ 3.08	[4]
Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization of deferred acquisition costs																	424,781		418,890		415,986
Commissions, premium taxes, and non-deferred acquisition expenses																	124,134	[1]	125,330	[1]	128,620	[1]
Income taxes																	237,326		256,274		191,024
Income from continuing operations																	518,340		522,293		386,052
Net income																	$ 517,885		$ 517,064		$ 404,953
Basic net income per share:
Continuing operations																	$ 4.79		$ 4.28		$ 3.10
Net income																	$ 4.78		$ 4.24		$ 3.25
Diluted net income per share:
Continuing operations																	$ 4.72		$ 4.24		$ 3.10
Net income																	$ 4.72		$ 4.20		$ 3.25

[1]	Adoption resulted in the addition of non-deferred acquisition expenses of $92 million, $84 million, and $94 million in 2011, 2010, and 2009, respectively.
[2]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.
[3]	Basic and diluted net income per share by quarter may not add to per share income on a year-to-date basis due to share weighting and rounding.
[4]	Per share amounts have been retroactively adjusted for stock split described in Note 1.